Average Annual Total Returns - Retail - Vanguard Global Capital Cycles Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	1 Year	5 Years	10 Years	Spliced Global Capital Cycles Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Global Capital Cycles Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Global Capital Cycles Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P Global BMI Metals & Mining 25% Weighted Index (USD) NTR (Custom) (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P Global BMI Metals & Mining 25% Weighted Index (USD) NTR (Custom) (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P Global BMI Metals & Mining 25% Weighted Index (USD) NTR (Custom) (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	17.21%	10.42%	(7.60%)	16.71%	9.94%	(8.06%)	10.65%	8.21%	(5.09%)	16.25%	12.26%	9.13%	18.45%	18.87%	(3.57%)	18.45%